Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

NOTE 15: LEASES

Operating Leases

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice.

Time charter-in and bareboat-in contracts

As of June 30, 2022, Navios Holdings had time charter-in and bareboat-in contracts whose remaining lease terms ranged from less than 0.1 years to 8.0 years. Certain operating leases have optional periods. Based on management estimates and market conditions, the lease term of these leases is being assessed at each balance sheet date. The Company will continue to recognize the lease payments for all operating leases as charter hire expense on the interim condensed consolidated statements of comprehensive income on a straight-line basis over the lease term.

Land lease agreements

As of June 30, 2022, Navios Logistics had land lease agreements whose remaining lease terms range from 43.7 years to 44.1 years.

Office lease agreements

As of June 30, 2022, Navios Logistics had office lease agreements whose remaining lease terms ranged from less than 1.3 years to 4.4 years.

The tables below present the components of the Company’s lease expense for the three and six month periods ended June 30, 2022 and 2021:

	Dry Bulk Vessel Operations Three Month Period Ended June 30, 2022	Logistics Business Three Month Period Ended June 30, 2022	Total
Lease expense for charter-in contracts	$15,514	$1,013	$16,527
Lease expense for land lease agreements	—	165	165
Lease expense for office lease agreements	—	120	120
Total	$15,514	$1,298	$16,812

	Dry Bulk Vessel Operations Three Month Period Ended June 30, 2021	Logistics Business Three Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$19,252	$1,630	$20,882
Lease expense for land lease agreements	—	142	142
Lease expense for office lease agreements	—	91	91
Total	$19,252	$1,863	$21,115

	Dry Bulk Vessel Operations Six Month Period Ended June 30, 2022	Logistics Business Six Month Period Ended June 30, 2022	Total
Lease expense for charter-in contracts	$30,522	$2,021	$32,543
Lease expense for land lease agreements	—	309	309
Lease expense for office lease agreements	—	191	191
Total	$30,522	$2,521	$33,043

	Dry Bulk Vessel Operations Six Month Period Ended June 30, 2021	Logistics Business Six Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$39,850	$3,168	$43,018
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	157	157
Total	$39,850	$3,607	$43,457

Lease expenses for charter-in contracts are included in the interim condensed consolidated statement of comprehensive income under the caption “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the interim condensed consolidated statement of comprehensive income under the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

In June 2021, the Company acquired a previously charter-in vessel Navios Koyo, for which the Company wrote-off an amount of $3,952 being the net operating lease liability as of that date. The amount was taken into consideration as part of the $12,541 gain on sale recorded under the caption “Impairment loss/ loss on sale of vessels, net” in the accompanying unaudited condensed consolidated statement of comprehensive income.

The table below provides the total amount of lease payments on an undiscounted basis on our charter-in contracts and office lease agreements as of June 30, 2022:

	Charter-in vessels in operation	Land leases	Office space
June 30, 2023	$80,620	$556	$432
June 30, 2024	46,554	556	348
June 30, 2025	28,277	556	62
June 30, 2026	18,960	556	60
June 30, 2027	10,680	556	23
June 30, 2028 and thereafter	25,888	21,611	—
Total	$210,979	$24,391	$925
Operating lease liabilities, including current portion	$162,567	$8,167	$826
Discount based on incremental borrowing rate	$48,412	$16,224	$99

As of June 30, 2022, the weighted average remaining lease terms on our charter-in contracts, office lease agreements and land leases are 4.5 years, 2.5 years and 43.8 years, respectively.

Finance Leases

In the second quarter of 2022, the Company exercised the option to purchase the charter-in vessel Navios Sky. In accordance with ASC 842, the Company re-assessed the respective lease agreement and concluded the option would be accounted for as a lease modification. As of June 30, 2022, the Company recognized a finance lease asset amounting to $19,417, which is presented under the caption "Finance lease assets" and a corresponding finance lease liability, which is presented under the caption "Finance lease liabilities, current portion” and “Finance lease liabilities, net of current portion". The corresponding interest expense of $866 on the finance lease liability for the three and six month periods ended June 30, 2022 is included under the caption "Interest expense and finance cost, net" and the corresponding depreciation of $163 on the finance lease asset for the three and six month periods ended June 30, 2022 is included under the caption "Depreciation and amortization".

As of June 30, 2022, the Company paid an amount of $2,002 relating to the deposit for the acquisition of the Navios Sky. As of June 30, 2022, the outstanding balance under the finance lease liability was $17,285 including $130 relating to finance lease payments.

The table below provides the total amount of lease payments on our finance lease liability as of June 30, 2022:

Payment due by period
June 30, 2023	$1,900
June 30, 2024	1,900
June 30, 2025	1,900
June 30, 2026	1,900
June 30, 2027	1,900
June 30, 2028 and thereafter	7,785
Total	$17,285